Exhibit 99.1

Manhattan West 2020-1MW Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

7 August 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152	Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

RE:	Manhattan West 2020-1MW Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 August 2020

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain senior promissory notes (the “Senior Trust Notes”) and certain junior promissory notes (the “Junior Trust Notes,” together with the Senior Trust Notes, the “Trust Loan”),
b.	The Trust Loan, together with certain promissory notes that will not be included in the assets of the Issuing Entity and are pari passu in right of payment with the Senior Trust Notes (the “Companion Loans”), evidence a seven-year fixed-rate interest-only mortgage loan (the “Whole Loan”),
c.	The Whole Loan is secured by, among other things, a mortgage on the fee simple and leasehold interests of the borrower in a 2.1 million square foot condominium unit located within a 70-story Class A office building within the Manhattan West development located in New York, New York (the “Mortgaged Property”) and
d.	The Whole Loan has two related fixed-rate mezzanine loans (the “Senior Mezzanine Loan” and “Junior Mezzanine Loan,” respectively, and together, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan, Mezzanine Loans and Mortgaged Property as of 28 August 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan, Mezzanine Loans and Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest Only Period (Months)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amort. Term (Months)”),
c.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Term to Amortization (Months)”) and
d.	Use the “Original First Mortgage Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Reference Date (the “Cut-off First Mortgage Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “First Mortgage Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Cut-off Trust A Note Balance and
b.	Cut-off Trust B Note Balance,

as shown on the Final Data File, we recalculated the “Cut-off Trust Loan Amount” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off First Mortgage Balance and
b.	Cut-off Trust Loan Amount,

as shown on the Final Data File, we recalculated the “Cut-off Companion Loan Amount” of the Companion Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Cut-off Trust A Note Balance,
b.	Cut-off Trust B Note Balance,
c.	A Note Interest Rate and
d.	B Note Interest Rate,

as shown on the Final Data File, we recalculated the “Weighted Average Trust Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Cut-off A Note Balance,
b.	Cut-off B Note Balance,
c.	A Note Interest Rate and
d.	B Note Interest Rate,

as shown on the Final Data File, we recalculated the “First Mortgage Interest Rate” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Balloon Term (Months),
b.	Original Interest Only Period (Months) and
c.	Seasoning as of Cut-off Date (Months),

as shown on the Final Data File, we recalculated the:

i.              Remaining Term to Maturity (Months) and

ii.             Rem IO Period

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

12.	Using the:
a.	Original First Mortgage Balance,
b.	First Mortgage Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “Average Monthly Debt Service Payment” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Average Monthly Debt Service Payment” of the Whole Loan as 1/12th of the product of:

a.	The “Original First Mortgage Balance,” as shown on the Final Data File,
b.	The “First Mortgage Interest Rate,” as shown on the Final Data File, and
c.	365/360.

13.	Using the:
a.	Average Monthly Debt Service Payment,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Collateral Square Ft.,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	UW NOI DSCR (Current),
ii.	UW NCF DSCR (Current),
iii.	LTV at Cut-off,
iv.	LTV at Maturity,
v.	U/W NOI Debt Yield,
vi.	U/W NCF Debt Yield and
vii.	Cut-off Balance per Unit

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 5

13. (continued)

Additionally, the Depositor instructed us to use the:

a.	UW NOI DSCR (Current) and
b.	UW NCF DSCR (Current),

as shown on the Final Data File, for the:

i.	UW NOI DSCR (After IO Period) and
ii.	UW NCF DSCR (After IO Period)

characteristics on the Final Data File, respectively. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Major Tenant Sq. Ft. # 1,
b.	Major Tenant Sq. Ft. # 2,
c.	Major Tenant Sq. Ft. # 3,
d.	Major Tenant Sq. Ft. # 4,
e.	Major Tenant Sq. Ft. # 5 and
f.	Collateral Square Ft.,

as shown on the Final Data File, we recalculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Master,
b.	Primary,
c.	Cert Admin Fee Rate,
d.	EU RR Reporting Admin Fee,
e.	OA Rate,
f.	CREFC Fee Rate and
g.	Sub Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Whole Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	7 August 2020

Promissory Notes (see Note 1)	28 July 2020

Mezzanine Loan Agreements (see Note 1)	6 August 2020

Mezzanine Loan Promissory Notes (see Note 1)	31 July 2020

Cash Management Agreement (see Note 1)	24 July 2020

Deposit Account Control Agreement (see Note 1)	Not Dated

Guaranty Agreement (see Note 1)	4 August 2020

Reserve Balance Schedule	Not Dated

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 August 2020

Engineering Report	16 July 2020

Phase I Environmental Report	16 July 2020

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	31 July 2020

Underwritten Rent Roll	1 August 2020

Insurance Review Document (see Note 1)	5 August 2020

Lease Agreements	Various

Lease Abstracts	Various

Title Policy	Not Dated

Condominium Documents	Various

Exhibit 1 to Attachment A Page 2 of 2

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Collateral Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll Date	Underwritten Rent Roll
Single Tenant (Yes/No)	Underwritten Rent Roll
Property Manager	Loan Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Date of Valuation	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Earthquake Insurance (Y/N)	Insurance Review Document
Terrorism Insurance (Y/N)	Insurance Review Document
Windstorm Insurance (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Major Tenant Name # 1	Underwritten Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Constant / Escrow	Loan Agreement
Monthly Insurance Constant / Escrow	Loan Agreement
Monthly TI/LC	Loan Agreement
Monthly Replacement Reserve	Loan Agreement
Other Reserve	Reserve Balance Schedule
Description Other Reserve	Reserve Balance Schedule
Tax at Closing	Reserve Balance Schedule
Insurance at Closing	Reserve Balance Schedule
TI/LC Taken at Closing	Reserve Balance Schedule
Replacement Reserve Taken at Closing	Reserve Balance Schedule
Engineering Reserve Taken at Closing	Reserve Balance Schedule
Interest Goes to Borrower RE Tax	Loan Agreement
Interest Goes to Borrower Insurance	Loan Agreement
Interest Goes to Borrower Replacement Reserves	Loan Agreement
Interest Goes to Borrower TI/LC	Loan Agreement
Interest Goes to Borrower Immediate Repairs	Loan Agreement
Interest Goes to Borrower Other Escrows	Loan Agreement
Directs Investment (Borrower or Lender)	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Whole Loan Information:

Characteristic	Source Document(s)

Borrower	Loan Agreement
Mortgage Loan Originator	Loan Agreement
Amortization Type	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
First Payment Date (see Note 4)	Loan Agreement
Maturity Date	Loan Agreement
ARD (Yes/No)	Loan Agreement
Payment Day	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
Assumption Fee	Loan Agreement
Lockbox Type (see Note 5)	Loan Agreement
Cash Management (see Note 6)	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Prepayment Provision (see Note 7)	Loan Agreement
Lockout Expiration Date (see Note 8)	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement
SPE	Loan Agreement
Guarantor	Guaranty Agreement
Earnout/Holdback	Loan Agreement
Ownership Interest	Title Policy
Lien Position	Title Policy
Letter of Credit	Loan Agreement
TIC	Loan Agreement
Existing Additional Debt (Yes/No)	Loan Agreement
Existing Additional Debt Amount	Loan Agreement
Existing Additional Debt Description	Loan Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 5

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant with the same lease expiration date, all as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	The loan agreement Source Document indicates that the “Payment Day” after the end of the first full interest accrual period is in October 2020. The Depositor instructed us to use “9/6/2020” for the “First Payment Date” characteristic, and indicated that an interest-only payment for the Whole Loan will be remitted to the Issuing Entity on 6 September 2020 in an amount equal to the applicable interest due for the period commencing on 6 August 2020 and ending on 5 September 2020.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

8.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the defeasance or yield maintenance period, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Mortgage Loan Seller
Properties per Loan
2019 EGI
2019 Expenses
2019 NOI
2019 Replacement Reserves
2019 TI/LC
2019 NCF
Appraisal Value As Is/ Stabilized
Note Date
% of Total Cut-off Date Pool Balance
Original First Mortgage Balance
Cut-off A Note Balance
Cut-off B Note Balance
Cut-off Trust A Note Balance
Cut-off Trust B Note Balance
A Note Interest Rate
B Note Interest Rate
Senior Mezzanine Debt Interest Rate
Junior Mezzanine Debt Interest Rate
Date of Seismic Report
PML (%)
Date of Phase II Report (if applicable)
Environmental Insurance (Y/N)
Partial Prepayment Description
Earnout/Holdback Description
Future Additional Debt Type
Future Additional Debt Description
Loan Purpose
Ground Lease Expiration Date
Ground Lease Extension Options
Sponsor
Related Principal
OA Rate
Master
Primary
EU RR Reporting Admin Fee
Cert Admin Fee Rate
CREFC Fee Rate
Sub Servicer Fee Rate
Sub Serviced (Y/N)
Sub Servicer Name

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.